Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Details)	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Cash balance interest crediting rate	3.71%	3.04%
Rate of compensation increase	3.52%	3.72%
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.77%	5.12%